Financial Risk Management and Fair Values of Financial Instruments - Schedule of Movement of Expected Credit Losses (Details) - Movement of ECL [Member]	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Movement of Expected Credit Losses [Line Items]
Balance at beginning	RM 82,597		RM 15,682
Provision for expected credit loss on trade receivables	661,263		66,915	15,682
Balance at ending	743,860	$ 166,430	82,597	15,682
Balance at ending (in Dollars)	RM 743,860		RM 82,597	RM 15,682